Subsequent Events (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 18, 2020	Jul. 22, 2020	Sep. 30, 2020	Sep. 28, 2020	Jun. 30, 2020	Jun. 30, 2019
Proceeds from the exercise of warrants						$ 30
Exercise of warrant
Additional paid in capital					$ 50,656,031	$ 45,713,322
Subsequent Event [Member]
Proceeds from the exercise of warrants		$ 101,045
Debt conversion price per share				$ 0.00096
Debt principal amount	$ 43,000			$ 391,935
Debt interest				$ 25,735
Conversion of principal and interest, aggregate amount	57,671
Accrued interest	1,705
Prepayment penalty	$ 12,966
Additional paid in capital			$ 204,919
Bifurcated embedded conversion option derivatives			75,000
Fair market value shares issued			134,155
Loss on extinguishment at the time of conversion			56,155
Gain on extinguishment at the time of conversion			$ 106,141
Subsequent Event [Member] | Minimum [Member]
Debt conversion price per share				$ 0.00056
Subsequent Event [Member] | Maximum [Member]
Debt conversion price per share				$ 0.0020
Subsequent Event [Member] | Series B Warrants [Member]
Exercise of warrant		2,500,000
Subsequent Event [Member] | Prefunded Warrants [Member]
Exercise of warrant		10,445,482
Subsequent Event [Member] | Common Stock [Member]
Debt conversion shares				442,031,352
Conversion fees				$ 6,750